Financial risk management - Narrative (Details) ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€) eurobond	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) from effective cash flow hedges	€ (13,800,000)	€ 8,900,000	€ (600,000)
Gain (loss) on foreign currency fair value hedge derivatives	65,100,000	31,400,000	52,400,000
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	€ 0	0	€ 0
Decrease of interest rates (in percentage)	0.0100			0.0100	0.0100	0.0100	0.0100	0.0100
Supplier finance program, termination notice, period	30 days
Derivative asset, statement of financial position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative asset, noncurrent, statement of financial position [extensible enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative asset, current, statement of financial position [extensible enumeration]	Other assets			Other assets	Other assets	Other assets	Other assets	Other assets
Derivative liability, noncurrent, statement of financial position [extensible enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Derivative liability, current, Statement of Financial Position [extensible enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Number of eurobonds outstanding | eurobond	5
Fair value assets (liabilities) transfers between levels amount	€ 0	0
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Number of eurobonds outstanding | eurobond	3
Debt instrument, face amount	€ 2,250,000,000
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Number of eurobonds outstanding | eurobond	2
Debt instrument, face amount	€ 1,500,000,000
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	€ 2,250,000,000	3,250,000,000
Interest rate swaps | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, statement of financial position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative asset, noncurrent, statement of financial position [extensible enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative liability, statement of financial position [extensible enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Derivative liability, noncurrent, statement of financial position [extensible enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Forward foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	€ 755,800,000	€ 240,600,000		$ 1.6	¥ 39.7	$ 18.0	₩ 144.9	¥ 1.1	$ 1.0	¥ 1.1	$ 27.6	₩ 66.4	¥ 1.1
Forward foreign exchange contracts | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, statement of financial position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative liability, statement of financial position [extensible enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Forward foreign exchange contracts | Other hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, statement of financial position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative liability, statement of financial position [extensible enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities